Financial Instruments - Fair Value of Company's Publicly Traded Debt (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	$ 172,630	$ 128,664	$ 131,348	$ 139,248
Level 1 [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	117,951	128,664
Fair value	$ 124,038	$ 128,741